UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-03734

EuroPacific Growth Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: March 31

Date of reporting period: June 30, 2017

Michael W. Stockton

EuroPacific Growth Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

EuroPacific Growth Fund®

Investment portfolio

June 30, 2017

unaudited

Common stocks91.86% Information technology18.17%	Shares	Value (000)
Samsung Electronics Co., Ltd.	1,812,932	$3,766,411
Samsung Electronics Co., Ltd., nonvoting preferred	48,800	79,418
Alibaba Group Holding Ltd. (ADR)1	24,289,245	3,422,355
Taiwan Semiconductor Manufacturing Co., Ltd.	430,430,649	2,950,190
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	8,247,523	288,334
Tencent Holdings Ltd.	76,807,587	2,746,694
Nintendo Co., Ltd.	7,074,426	2,369,988
ASML Holding NV	13,616,811	1,774,533
Murata Manufacturing Co., Ltd.	10,668,526	1,619,131
Baidu, Inc., Class A (ADR)1	7,178,562	1,283,958
Keyence Corp.	1,619,700	710,522
SK hynix, Inc.	11,000,000	647,992
Infineon Technologies AG	30,557,842	645,157
AAC Technologies Holdings Inc.	50,481,929	631,069
MediaTek Inc.	56,897,000	487,234
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	93,419,979	445,087
SAP SE	2,680,000	279,925
Worldpay Group PLC	64,228,823	263,345
Largan Precision Co., Ltd.	1,625,000	259,081
Yandex NV, Class A1	9,555,000	250,723
Naver Corp.	305,422	223,698
Hamamatsu Photonics KK	5,846,100	179,320
Halma PLC	10,055,157	144,060
Samsung SDI Co., Ltd.	868,326	130,156
LG Display Co., Ltd.	3,543,269	114,893
Hexagon AB, Class B	2,361,720	112,273
ASM Pacific Technology Ltd.	8,247,000	111,439
TDK Corp.	1,120,000	73,588
Scout24 AG	1,737,390	63,986
		26,074,560
Financials16.50%
HDFC Bank Ltd.2	101,228,459	2,605,708
HDFC Bank Ltd. (ADR)	8,898,800	773,928
AIA Group Ltd.	445,826,600	3,257,710
Barclays PLC	678,968,270	1,792,963
Prudential PLC	75,543,496	1,732,677
UniCredit SpA1	84,348,551	1,575,138
Kotak Mahindra Bank Ltd.	93,721,246	1,385,791
Housing Development Finance Corp. Ltd.	44,218,425	1,104,785
BNP Paribas SA	6,910,685	497,735
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	79,420,000	473,466
Commerzbank AG, non-registered shares1	37,228,715	443,492
Sberbank of Russia PJSC (ADR)	42,398,502	438,824
Indiabulls Housing Finance Ltd.3	26,207,577	436,330
Deutsche Bank AG	23,884,260	423,513
State Bank of India	89,547,000	379,107

EuroPacific Growth Fund — Page 1 of 12

unaudited

Common stocks Financials (continued)	Shares	Value (000)
Bank of Ireland1	1,405,558,553	$369,233
Bank Central Asia Tbk PT2	267,385,000	363,486
Société Générale	6,714,872	361,305
Credit Suisse Group AG	24,809,253	358,594
Banco Santander, SA	50,743,000	335,682
Itaú Unibanco Holding SA, preferred nominative (ADR)	30,372,318	335,614
Intesa Sanpaolo SpA	102,500,934	324,990
Toronto-Dominion Bank (CAD denominated)	6,215,000	313,194
Fairfax Financial Holdings Ltd., subordinate voting (CAD denominated)	563,951	244,406
Fairfax Financial Holdings Ltd., subordinate voting	151,291	65,487
Macquarie Group Ltd.	3,767,000	256,235
KASIKORNBANK PCL, foreign registered	25,394,600	149,138
KASIKORNBANK PCL, nonvoting depository receipts	14,960,400	87,420
ICICI Bank Ltd.	49,735,587	223,257
ICICI Bank Ltd. (ADR)	1,380,241	12,381
Brookfield Asset Management Inc., Class A	5,885,000	230,751
AXA SA	8,168,657	223,449
Svenska Handelsbanken AB, Class A	13,841,154	198,137
DBS Group Holdings Ltd	12,495,000	188,230
Zurich Insurance Group AG	640,500	186,426
Axis Bank Ltd.	21,393,890	171,234
Metropolitan Bank & Trust Co.	84,220,000	146,041
Aberdeen Asset Management PLC	35,986,042	141,547
Industrial and Commercial Bank of China Ltd., Class H1	208,300,000	140,602
UBS Group AG	8,249,026	139,706
Eurobank Ergasias SA1	108,860,228	121,848
Banco BPM SPA1	34,777,727	116,384
Haci Ömer Sabanci Holding AS	37,260,000	115,748
Capitec Bank Holdings Ltd.	1,340,000	85,014
RSA Insurance Group PLC	9,457,706	75,818
Royal Bank of Canada	1,000,000	72,610
Hana Financial Group Inc.	1,480,081	58,536
Bangkok Bank PCL, nonvoting depository receipt	10,507,900	57,226
ORIX Corp.	2,816,000	43,564
Siam Commercial Bank Public Co. Ltd., foreign registered	8,508,440	38,948
		23,673,408
Consumer discretionary12.20%
Sony Corp.	59,074,500	2,251,107
Altice NV, Class A1,3	77,748,762	1,793,775
Altice NV, Class B1,3	16,341,536	377,116
Naspers Ltd., Class N	5,837,222	1,135,542
Industria de Diseño Textil, SA	22,786,000	874,701
LVMH Moët Hennessy-Louis Vuitton SE	3,427,700	854,633
adidas AG	4,341,373	831,788
Kering SA	2,282,842	777,511
Paddy Power Betfair PLC3	6,722,676	717,691
Galaxy Entertainment Group Ltd.	111,446,000	676,603
Hyundai Motor Co.	4,660,447	649,689
Ctrip.com International, Ltd. (ADR)1	10,871,305	585,529
Rakuten, Inc.	49,182,900	578,082
ASOS PLC1,3	6,674,299	499,757
Kroton Educacional SA, ordinary nominative3	90,424,000	405,870
Hyundai Mobis Co., Ltd.	1,672,800	365,512
Sands China Ltd.	78,995,200	361,716

EuroPacific Growth Fund — Page 2 of 12

unaudited

Common stocks Consumer discretionary (continued)	Shares	Value (000)
Peugeot SA	16,193,890	$323,030
Techtronic Industries Co. Ltd.	62,104,500	285,567
Carnival Corp., units	4,336,000	284,312
Ryohin Keikaku Co., Ltd.	923,000	230,350
Mahindra & Mahindra Ltd.	10,161,736	212,015
Don Quijote Holdings Co., Ltd.	5,288,500	200,302
Toyota Motor Corp.	3,687,500	193,202
Melco Resorts & Entertainment Ltd. (ADR)	8,414,000	188,894
B&M European Value Retail SA	41,516,019	183,144
William Hill PLC3	51,985,007	172,113
ITV PLC	69,546,903	164,315
Accor SA	3,281,525	153,836
Suzuki Motor Corp.	3,160,000	149,747
Continental AG	680,000	146,750
Motherson Sumi Systems Ltd.1	20,220,000	144,524
Hermès International	275,805	136,289
Luxottica Group SpA	2,280,000	131,898
Barratt Developments PLC	17,430,000	127,924
Li & Fung Ltd.	335,850,000	122,167
Dixons Carphone PLC	23,625,000	87,265
Samsonite International SA	14,220,000	59,376
Global Brands Group Holding Ltd.1,3	487,835,358	51,236
HUGO BOSS AG	246,134	17,233
		17,502,111
Industrials9.01%
Airbus SE, non-registered shares	26,758,700	2,200,496
International Consolidated Airlines Group, SA (CDI)3	153,050,123	1,215,975
Ryanair Holdings PLC (ADR)1	10,729,994	1,154,655
Recruit Holdings Co., Ltd.	46,303,100	794,944
Toshiba Corp.1,3	278,979,000	674,163
Komatsu Ltd.	23,914,600	606,928
Rolls-Royce Holdings PLC1	52,171,533	605,442
Jardine Matheson Holdings Ltd.	6,742,800	432,888
DCC PLC	4,343,600	395,447
Nidec Corp.	3,231,800	330,723
KONE Oyj, Class B	6,411,000	326,136
Abertis Infraestructuras, SA, Class A, non-registered shares	17,271,987	319,975
Leonardo SPA	19,113,136	317,627
Hyundai Heavy Industries Co., Ltd. (Korea)1	1,855,353	286,212
Hyundai Heavy Industries Co., Ltd. (Korea)1	174,147	26,865
Geberit AG	648,522	302,450
Siemens AG	2,130,000	292,785
ASSA ABLOY AB, Class B	13,016,000	285,976
Schindler Holding AG, participation certificate	1,300,000	275,075
Schindler Holding AG	2,000	415
Eicher Motors Ltd.1	657,554	275,070
SK Holdings Co., Ltd.	977,455	237,497
Edenred SA	8,850,000	230,766
CK Hutchison Holdings Ltd.	16,645,240	208,933
Wolseley PLC	3,313,904	203,422
Mitsubishi Electric Corp.	13,890,000	199,505
easyJet PLC	10,412,000	184,295
Groupe Eurotunnel SE	15,517,248	165,498
Babcock International Group PLC	12,331,062	141,413

EuroPacific Growth Fund — Page 3 of 12

unaudited

Common stocks Industrials (continued)	Shares	Value (000)
Air France-KLM1	9,233,795	$131,672
Capita PLC	7,166,000	64,540
Alliance Global Group, Inc.	150,350,000	42,608
		12,930,396
Consumer staples8.29%
British American Tobacco PLC	54,295,950	3,701,368
Associated British Foods PLC	37,872,549	1,448,244
Nestlé SA	15,072,799	1,311,737
Pernod Ricard SA	8,319,513	1,114,125
Kao Corp.	13,326,800	790,544
AMOREPACIFIC Corp.	2,392,798	635,765
CP ALL PCL	337,235,000	622,947
Alimentation Couche-Tard Inc., Class B	11,648,800	558,366
Meiji Holdings Co., Ltd.	3,067,000	248,414
Uni-Charm Corp.	9,510,000	238,606
Thai Beverage PCL	329,346,900	215,299
Coca-Cola European Partners PLC	5,233,645	212,852
Treasury Wine Estates Ltd.	18,454,663	186,665
Ambev SA	23,931,000	132,264
Coca-Cola HBC AG (CDI)	3,562,746	104,778
Glanbia PLC	4,615,903	90,284
Wal-Mart de México, SAB de CV, Series V	33,750,000	78,346
Japan Tobacco Inc.	2,150,000	75,448
Imperial Brands PLC	1,653,000	74,244
Seven & i Holdings Co., Ltd.	1,492,000	61,391
		11,901,687
Health care5.79%
Novartis AG	12,624,432	1,050,610
UCB SA3	11,051,809	760,273
Bayer AG	5,724,000	740,064
Sysmex Corp.3	11,748,600	700,895
Teva Pharmaceutical Industries Ltd. (ADR)	20,908,000	694,564
Novo Nordisk A/S, Class B	15,626,794	669,204
Grifols, SA, Class A, non-registered shares	12,687,000	353,350
Grifols, SA, Class B, preferred nonvoting, non-registered shares	11,254,100	237,797
Grifols, SA, Class B (ADR)	3,541,478	74,831
Takeda Pharmaceutical Co. Ltd.	10,265,000	521,030
Eurofins Scientific SE, non-registered shares	600,215	338,072
AstraZeneca PLC	4,988,000	333,601
Fresenius SE & Co. KGaA	3,331,846	285,638
Shire PLC	4,915,000	271,297
Merck KGaA	2,131,500	257,448
Fresenius Medical Care AG & Co. KGaA	2,398,000	230,531
Hikma Pharmaceuticals PLC	10,982,389	210,269
Roche Holding AG, non-registered shares, nonvoting	595,500	151,654
Chugai Pharmaceutical Co., Ltd.	4,014,000	150,068
HOYA Corp.	2,763,000	143,290
Straumann Holding AG	190,000	108,087
Hypermarcas SA, ordinary nominative	3,089,700	25,927
		8,308,500

EuroPacific Growth Fund — Page 4 of 12

unaudited

Common stocks Materials5.34%	Shares	Value (000)
Nitto Denko Corp.3	10,847,699	$891,156
Glencore PLC	198,109,906	741,057
Chr. Hansen Holding A/S3	8,743,000	635,881
Vale SA, Class A, preferred nominative (ADR)	49,653,579	404,677
Vale SA, Class A, preferred nominative	20,179,800	163,916
Vale SA, ordinary nominative (ADR)	2,610,000	22,838
HeidelbergCement AG	6,112,684	590,993
Barrick Gold Corp.	35,000,000	556,850
Barrick Gold Corp. (CAD denominated)	1,427,174	22,704
Koninklijke DSM NV	5,347,619	388,699
CCL Industries Inc., Class B, nonvoting	6,661,715	337,041
Grasim Industries Ltd.	17,273,005	331,925
Sika AG, non-registered shares	50,000	321,201
First Quantum Minerals Ltd.	31,911,001	269,944
Asahi Kasei Corp.	23,933,000	256,938
UltraTech Cement Ltd.	3,749,649	229,669
Klabin SA, units	46,863,500	229,586
Rio Tinto PLC	4,833,000	204,076
Fortescue Metals Group Ltd.	50,353,000	202,021
Ambuja Cements Ltd.	52,190,000	199,071
Teck Resources Ltd., Class B	10,007,200	173,475
Akzo Nobel NV	1,956,051	169,993
Amcor Ltd.	8,064,000	100,469
BASF SE	1,029,000	95,303
ACC Ltd.	2,340,000	56,766
Agrium Inc.	562,383	50,890
Wacker Chemie AG	130,565	14,174
		7,661,313
Energy4.84%
Reliance Industries Ltd.1	104,394,280	2,228,801
Royal Dutch Shell PLC, Class A	23,655,643	626,989
Royal Dutch Shell PLC, Class B	12,815,158	344,254
Royal Dutch Shell PLC, Class A (EUR denominated)	766,933	20,353
Enbridge Inc. (CAD denominated)	19,829,378	789,934
Canadian Natural Resources, Ltd.	16,990,000	490,257
Schlumberger Ltd.	6,964,700	458,556
Tourmaline Oil Corp.1,3	16,547,000	355,745
TOTAL SA	7,116,685	351,835
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)1	33,203,674	265,297
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)1	8,527,000	63,612
Oil Search Ltd.	55,751,452	292,241
Seven Generations Energy Ltd., Class A1	15,152,900	259,520
Suncor Energy Inc.	5,775,000	168,734
BP PLC	21,600,000	124,573
Tullow Oil PLC1	50,502,749	99,126
		6,939,827
Telecommunication services3.14%
SoftBank Group Corp.	33,909,406	2,742,599
Nippon Telegraph and Telephone Corp.	24,994,000	1,179,979
China Mobile Ltd.	14,000,000	148,563
BT Group PLC	36,786,128	141,221
Bharti Airtel Ltd.	16,800,000	98,688
Vodafone Group PLC	27,700,000	78,560

EuroPacific Growth Fund — Page 5 of 12

unaudited

Common stocks Telecommunication services (continued)	Shares	Value (000)
Intouch Holdings PCL	36,860,000	$61,849
TalkTalk Telecom Group PLC	23,374,000	54,951
SFR Group SA, non-registered shares1	56	2
		4,506,412
Utilities2.57%
DONG Energy AS3	27,014,285	1,219,519
Power Grid Corp. of India Ltd.	167,987,666	547,203
China Gas Holdings Ltd.	225,874,000	455,946
Enel SPA	78,250,000	419,518
CK Infrastructure Holdings Ltd.	38,723,000	325,360
ENN Energy Holdings Ltd.	47,702,000	287,772
China Resources Gas Group Ltd.	62,600,000	213,679
EDP - Energias de Portugal, SA	35,305,719	115,449
Power Assets Holdings Ltd.	6,880,000	60,759
SSE PLC	2,328,300	44,062
		3,689,267
Real estate1.20%
Cheung Kong Property Holdings Ltd.	105,593,368	827,035
Ayala Land, Inc.	363,638,700	286,457
Ayala Land, Inc., preference shares1,2,4	481,283,600	859
Sun Hung Kai Properties Ltd.	14,720,083	216,254
Henderson Land Development Co. Ltd.	37,307,249	208,100
Daiwa House Industry Co., Ltd.	5,450,000	185,971
		1,724,676
Miscellaneous4.81%
Other common stocks in initial period of acquisition		6,910,157
Total common stocks (cost: $91,594,147,000)		131,822,314
Convertible bonds0.04% Miscellaneous0.04%	Principal?amount (000)
Other convertible bonds in initial period of acquisition		57,496
Total convertible bonds (cost: $46,444,000)		57,496
Bonds, notes & other debt instruments0.10% U.S. Treasury bonds & notes0.08% U.S. Treasury0.08%
U.S. Treasury 0.875% 20175	$108,700	108,624
Total U.S. Treasury bonds & notes		108,624
Bonds & notes of governments outside the U.S.0.02%
Brazil (Federative Republic of) 10.00% 2025	BRL107,000	31,588
Total bonds, notes & other debt instruments (cost: $140,252,000)		140,212

EuroPacific Growth Fund — Page 6 of 12

unaudited

Short-term securities7.52%	Principal?amount (000)	Value (000)
American Honda Finance Corp. 1.07% due 7/10/2017	$65,000	$64,980
Apple Inc. 0.92%–1.02% due 7/7/2017–7/25/20176	101,756	101,707
Australia & New Zealand Banking Group, Ltd. 1.03%–1.21% due 7/12/2017–10/18/20176	274,000	273,445
Bank of Montreal 1.10%–1.23% due 7/11/2017–9/12/2017	124,800	124,641
Bank of Nova Scotia 1.29% due 10/4/20176	50,000	49,831
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.24% due 10/2/2017	50,000	49,835
BNP Paribas, New York Branch 1.14% due 8/21/2017	100,000	99,825
CAFCO, LLC 1.28% due 10/2/20176	54,700	54,524
Caisse d’Amortissement de la Dette Sociale 1.05%–1.29% due 7/17/2017–9/19/20176	146,450	146,145
Canadian Imperial Bank of Commerce 1.15%–1.21% due 7/17/2017–8/18/20176	98,500	98,395
Citibank, N.A. 1.29% due 9/29/2017	50,000	50,001
CPPIB Capital Inc. 1.16% due 7/17/20176	100,000	99,944
Export Development Canada 1.20%–1.22% due 10/2/2017–10/3/2017	44,400	44,268
Fairway Finance Corp. 1.00% due 7/20/20176	39,700	39,673
Federal Farm Credit Banks 1.16% due 1/10/2018	28,000	27,829
Federal Home Loan Bank 0.62%–1.12% due 7/3/2017–12/22/2017	3,389,075	3,385,804
Freddie Mac 0.77%–1.08% due 7/5/2017–11/3/2017	754,100	752,864
Gotham Funding Corp. 1.25% due 9/15/20176	100,000	99,728
ING (U.S.) Funding LLC 1.12%–1.38% due 8/16/2017–12/11/2017	150,000	149,464
Johnson & Johnson 1.10% due 9/5/20176	60,000	59,876
Kaiser Foundation Hospitals 1.10% due 8/8/2017	50,000	49,927
Kells Funding, LLC 1.13%–1.14% due 8/18/2017–8/24/20176	182,800	182,476
KfW 1.03% due 7/12/20176	111,700	111,661
Liberty Street Funding Corp. 1.14%–1.28% due 7/6/2017–10/6/20176	208,500	207,992
Microsoft Corp. 1.00%–1.15% due 7/19/2017–9/15/20176	140,775	140,658
Mizuho Bank, Ltd. 1.10%–1.32% due 7/3/2017–10/25/20176	250,000	249,363
National Australia Bank Ltd. 1.13%–1.14% due 7/24/2017–8/2/20176	168,600	168,441
Nestlé Finance International Ltd. 1.14% due 9/7/2017	50,000	49,888
Nordea Bank AB 1.01%–1.22% due 7/7/2017–10/3/20176	300,000	299,589
PepsiCo Inc. 1.10% due 8/18/20176	50,000	49,923
Pfizer Inc. 0.97%–1.09% due 8/17/2017–10/18/20176	100,000	99,749
Québec (Province of) 0.93%–0.94% due 7/10/2017–7/14/20176	150,000	149,949
Société Générale 1.28% due 8/31/20176	50,000	49,897
Sumitomo Mitsui Banking Corp. 1.15% due 7/21/20176	22,600	22,584
Svenska Handelsbanken Inc. 1.03%–1.23% due 7/6/2017–10/2/20176	225,000	224,652
Thunder Bay Funding, LLC 1.00%–1.27% due 7/17/2017–10/4/20176	205,000	204,665
Toronto-Dominion Bank 1.10% due 7/25/20176	100,000	99,917
Toronto-Dominion Holdings USA Inc. 1.25%–1.32% due 9/28/2017–11/14/20176	150,000	149,447
Total Capital Canada Ltd. 1.01%–1.18% due 7/7/2017–8/21/20176	150,000	149,819
Toyota Credit Canada Inc. 1.15% due 7/27/2017	50,000	49,960
U.S. Treasury Bills 0.60%–1.05% due 7/6/2017–11/30/2017	2,156,600	2,152,915
Victory Receivables Corp. 1.07%–1.26% due 8/1/2017–8/24/20176	101,000	100,846
Wal-Mart Stores, Inc. 1.13% due 7/21/20176	50,000	49,969
Total short-term securities (cost: $10,787,599,000)		10,787,066
Total investment securities 99.52% (cost: $102,568,442,000)		142,807,088
Other assets less liabilities 0.48%		695,209
Net assets 100.00%		$143,502,297

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

EuroPacific Growth Fund — Page 7 of 12

unaudited

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2017 (000)
Purchases (000)	Sales (000)
USD5,922	JPY664,700	JPMorgan Chase	7/7/2017	$10
USD43,884	ZAR570,000	Barclays Bank PLC	7/12/2017	408
USD27,188	GBP21,000	Bank of America, N.A.	7/12/2017	(175)
USD43,024	JPY4,900,000	JPMorgan Chase	7/13/2017	(567)
USD459,917	JPY50,945,000	HSBC Bank	7/20/2017	6,559
USD451,121	JPY50,000,000	Barclays Bank PLC	7/20/2017	6,173
USD304,331	GBP239,992	Citibank	7/28/2017	(8,550)
USD175,024	INR11,337,161	Bank of America, N.A.	7/31/2017	386
USD446,018	JPY50,000,000	Bank of America, N.A.	8/9/2017	682
USD178,892	JPY19,654,000	JPMorgan Chase	8/15/2017	3,797
USD33,310	JPY3,669,900	Bank of America, N.A.	8/17/2017	612
USD205,277	GBP160,279	UBS AG	8/21/2017	(3,823)
				$5,512

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended June 30, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 6/30/2017 (000)
Altice NV, Class A1	52,918,115	24,830,647	—	77,748,762	$—	$31,396	$—	$1,793,775
Altice NV, Class B1	16,341,536	—	—	16,341,536	—	7,533	—	377,116
DONG Energy AS	27,014,285	—	—	27,014,285	—	177,856	—	1,219,519
International Consolidated Airlines Group, SA (CDI)	153,050,123	—	—	153,050,123	—	201,583	21,775	1,215,975
Nitto Denko Corp.	10,347,699	500,000	—	10,847,699	—	50,890	—	891,156
UCB SA	12,642,824	—	1,591,015	11,051,809	(17,858)	(91,743)	15,811	760,273
Paddy Power Betfair PLC	6,722,676	—	—	6,722,676	—	(3,070)	9,483	717,691
Sysmex Corp.	14,836,538	—	3,087,938	11,748,600	(22,684)	(1,840)	272	700,895
Toshiba Corp.1	278,979,000	—	—	278,979,000	—	69,245	—	674,163
Chr. Hansen Holding A/S	8,743,000	—	—	8,743,000	—	74,713	—	635,881
ASOS PLC1	6,674,299	—	—	6,674,299	—	(5,740)	—	499,757
Indiabulls Housing Finance Ltd.	26,207,577	—	—	26,207,577	—	33,641	3,677	436,330
Kroton Educacional SA, ordinary nominative	90,424,000	—	—	90,424,000	—	22,291	3,081	405,870
Tourmaline Oil Corp.1	16,547,000	—	—	16,547,000	—	(13,183)	—	355,745
William Hill PLC	51,985,007	—	—	51,985,007	—	(17,290)	5,612	172,113
Global Brands Group Holding Ltd.1	487,835,358	—	—	487,835,358	—	(865)	—	51,236
Associated British Foods PLC7	42,312,249	1,400,300	5,840,000	37,872,549	5,804	226,527	5,573	—
First Quantum Minerals Ltd.7	35,467,201	4,023,800	7,580,000	31,911,001	(46,908)	(34,832)	139	—

EuroPacific Growth Fund — Page 8 of 12

unaudited

	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 6/30/2017 (000)
HeidelbergCement AG7	12,222,194	105,000	6,214,510	6,112,684	$51,383	$(28,262)	$21,433	$—
Nintendo Co., Ltd.7	7,332,426	—	258,000	7,074,426	48,724	703,689	3,336	—
					$18,461	$1,402,539	$90,192	$10,907,495

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Security did not produce income during the last 12 months.
2	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,970,053,000, which represented 2.07% of the net assets of the fund. This amount includes $363,486,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
3	Represents an affiliated company as defined under the Investment Company Act of 1940.
4	Value determined using significant unobservable inputs.
5	A portion of this security was pledged as collateral. The total value of pledged collateral was $15,163,000, which represented .01% of the net assets of the fund.
6	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,960,619,000, which represented 2.76% of the net assets of the fund.
7	Unaffiliated issuer at 6/30/2017.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

EuroPacific Growth Fund — Page 9 of 12

unaudited

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $5,469,554,000.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2017 (dollars in thousands):

EuroPacific Growth Fund — Page 10 of 12

unaudited

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$26,074,560	$—	$—	$26,074,560
Financials	20,704,214	2,969,194	—	23,673,408
Consumer discretionary	17,502,111	—	—	17,502,111
Industrials	12,930,396	—	—	12,930,396
Consumer staples	11,901,687	—	—	11,901,687
Health care	8,308,500	—	—	8,308,500
Materials	7,661,313	—	—	7,661,313
Energy	6,939,827	—	—	6,939,827
Telecommunication services	4,506,412	—	—	4,506,412
Utilities	3,689,267	—	—	3,689,267
Real estate	1,723,817	—	859	1,724,676
Miscellaneous	6,910,157	—	—	6,910,157
Convertible bonds	—	57,496	—	57,496
Bonds, notes & other debt instruments	—	140,212	—	140,212
Short-term securities	—	10,787,066	—	10,787,066
Total	$128,852,261	$13,953,968	$859	$142,807,088

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$18,627	$—	$18,627
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(13,115)	—	(13,115)
Total	$—	$5,512	$—	$5,512

*	Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$42,432,143
Gross unrealized depreciation on investment securities	(3,173,872)
Net unrealized appreciation on investment securities	39,258,271
Cost of investment securities	103,548,817

Key to abbreviations and symbol
ADR = American Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
INR = Indian rupees
JPY = Japanese yen
USD/$ = U.S. dollar
ZAR = South African rand

EuroPacific Growth Fund — Page 11 of 12

unaudited

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Securities offered through American Funds Distributors, Inc.

MFGEFPX-016-0817O-S60646	EuroPacific Growth Fund — Page 12 of 12

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EUROPACIFIC GROWTH FUND

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: August 28, 2017

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 28, 2017